Net Loss and Net Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (66,564)	$ (28,043)
Denominator:
Weighted-average shares of common stock outstanding used in the calculation of basic and diluted net loss per share	22,878,325	7,360,738
Net loss per share, basic and diluted	$ (2.91)	$ (3.81)